Submission	Nov. 03, 2026
Submission [Line Items]
Central Index Key	0002023796
Registrant Name	Fitness Champs Holdings Ltd
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES